RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS	RESEARCH AND DEVELOPMENT COSTS
    Research and development costs are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Research and development costs expensed during the year	526,831	559,582	527,847
Amortization of capitalized development costs	180,554	139,629	115,191
Total research and development costs	707,385	699,211	643,038
    Research and development costs expensed during the period primarily relate to Formula 1 activities and research and development activities to support the innovation of our product range and components, and in particular, in relation to hybrid and electric technology.
Research and development costs for the year ended December 31, 2020 are presented net of technology-related government incentives recognized in the first half of 2020.